Property, equipment and software, net - Schedule of Property, Equipment and Software (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, Equipment and Software
Total cost	$ 115,567	$ 120,338
Less: Accumulated depreciation and amortization	(86,101)	(34,988)
Property, equipment and software, net	29,466	85,350
Mining Equipment
Property, Equipment and Software
Total cost	95,215	102,964
Computers and Electronic Equipment
Property, Equipment and Software
Total cost	10,940	10,008
Leasehold Improvements
Property, Equipment and Software
Total cost	5,772	4,805
Mechanical Equipment
Property, Equipment and Software
Total cost	114	123
Software
Property, Equipment and Software
Total cost	3,283	2,360
Motor Vehicles
Property, Equipment and Software
Total cost	$ 243	$ 78